Related parties transactions	12 Months Ended
Dec. 31, 2018
Related parties transactions
Related parties transactions

11.   Related parties transactions

For transactions with related parties, it is determined that the usual market prices and conditions for these transactions are observed, as well as the corporate governance practices adopted by the Company and those recommended and/or required by the legislation.

Related parties	Type of operation	Type of interest
Bexma Comercial Ltda. ("Bexma")	Administrative expenses	Controlled by key management personnel
Bizma Investimentos Ltda. ("Bizma")	Investment fund management	Controlled by key management personnel
Central Distribuidora de Papéis Ltda. ("Central")	Sale of paper	Controlled by close family personnel
Ibema Cia Brasileira de Papel ("Ibema")	Sale of paper	Joint venture
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável ("Ecofuturo")	Social services	Controlled by key management personnel
IPLF Holding S.A. ("IPLF")	Shared corporate costs and expenses	Controlled by key management personnel
Lazam MDS Corretora e Adm. Seguros S.A. ("Lazam-MDS")	Insurance advisory and consulting	Controlled by key management personnel
Mabex Representações e Participações Ltda. ("Mabex")	Aircraft services (freight)	Controlled by key management personnel
Nemonorte Imóveis e Participações Ltda. ("Nemonorte")	Real estate advisory	Controlled by key management personnel
Suzano Holding S.A. ("Holding")	Grant of suretyship and administrative costs	Immediate Parent

11.1      Balance Sheets and Transactions on December 31, 2018

	Assets		Liabilities	Income Statement
	Current		Current
	Trade		Trade
Item of balance sheet	receivables		payables	Income		Expenses

Administrators	—		—	541		—
Holding	3		128	901		(13,624)
IPLF	—		—	4		—
Nemonorte	—		—	—		(491)
Bexma	1		—	10		—
Lazam - MDS	—		—	—		(31)
Ecofuturo	—		33	2		(4,186)
Ibema	36,721	(a)	1,643	116,566	(a)	(9,314)
Bizma	2		—	16		—
Mabex	—		—	—		(390)
	36,727		1,804	118,040		(28,036)
(a)	Pulp and paper sales operations.

11.2    Balance Sheets and Transactions on December 31, 2017

	Assets		Liabilities	Income Statement
	Current		Current
	Trade		Trade
Item of balance sheet	receivables		payables	Income		Expenses

Administrators	—		—	221		—
Holding	—		141	374		(14,177)
IPLF	—		—	28		—
Central	—		—	4,056		—
Nemonorte	—		—	—		(1,233)
Mabex	—		—	—		(294)
Bexma	—		—	13		—
Lazam - MDS	—		—	—		(372)
Ecofuturo	4		45	5		(3,789)
Ibema	28,628	(a)	6,954	83,706	(a)	(38,707)
	28,632		7,140	88,403		(58,572)

(a)	Pulp and paper sales operations.

11.3      Management compensation

In the year ending December 31, 2018 and 2017, expenses related to the compensation of key management personnel which include the Board of Directors, the Audit Committee, Fiscal Council and Board of Executive Officers, in addition to certain executives, recognized in the statement of income for the year, are shown below:

	12/31/2018	12/31/2017	12/31/2016
Short-term benefits
Salary or compensation	48,663	24,774	20,593
Direct and indirect benefits	2,828	2,959	1,997
Bonus	16,752	26,819	20,181
	68,243	54,552	42,771

Long-term benefits
Share-based compensation	62,150	33,554	29,323
	62,150	33,554	29,323

	130,393	88,106	72,094

Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory “13th salary” bonus), and payroll charges (company share of contributions to social security – INSS) and variable compensation such as profit sharing, bonus and benefits (company car, health plan, meal voucher, grocery voucher, life insurance and private pension plan).

Long-term benefits include the stock option plan and phantom shares for executives and key Management members, in accordance with the specific regulations (see Note 23).